                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended     September 30, 1997
                                                  ------------------

Check here if Amendment [X]   Amendment Number :   4
                                                  ---
   This Amendment (Check only one):   [X] is a restatement
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          ------------------------
Address:  1 Lafayette Place
          ------------------------
          Greenwich, CT 06830
          ------------------------

Form 13F File Number:  28- 2610
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          --------------------------------------
Title:    Vice President of General Partner
          --------------------------------------
Phone:    (203) 861-4600
          --------------------------------------

Signature, Place, and Date of Signing:

         /s/ E.J. BIRD                  Greenwich, CT         August 13, 2001
----------------------------         ------------------     ----------------
       (Signature)                     (City, State)            (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        NONE
Form 13F Information Table Entry Total:                     27
Form 13F Information Table Value Total:               $979,921
                                                (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F Information Table


Page 1 of 1

                                                                                                                  Column 8:
   Column 1:          Column 2: Column 3:   Column 4:            Column 5:            Column 6   Column 7:    Voting Authority
 --------------       --------- ---------   ---------   ----------------------------- ---------- ---------  ---------------------
                                           Fair Market  Shares or
                       Title of  CUSIP        Value     Principal                     Investment   Other     (a)       (b)   (c)
 Name of Issuer         Class    Number     (x $1,000)   Amount    SH/PRN    Put/Call Discretion  Managers   Sole    Shared  None
 --------------        -------   ------     ----------  ---------  ------   --------- ----------  -------- --------- ------  ----
Autozone Inc.          Common   053332-10-2      3,979    132,629    SH                 DEFINED              132,629
Autozone Inc.          Common   053332-10-2    115,127  3,837,571    SH                  SOLE              3,837,571
Bandag Inc.            Common   059815-10-0        339      6,407    SH                 DEFINED                6,407
Bandag Inc.            Common   059815-10-0     10,249    193,593    SH                  SOLE                193,593
Citicorp               Common   173034-10-9          8         60    SH                 DEFINED                   60
Citicorp               Common   173034-10-9        244      1,822    SH                  SOLE                  1,822
Dow Chemical  Co.      Common   260543-10-3      3,629     40,016    SH                 DEFINED               40,016
Dow Chemical  Co.      Common   260543-10-3    110,197  1,215,132    SH                  SOLE              1,215,132
Footstar Inc.          Common   344912-10-0        193      7,172    SH                 DEFINED                7,172
Footstar Inc.          Common   344912-10-0      5,566    206,628    SH                  SOLE                206,628
Georgia Gulf Corp      Common   373200-20-3      1,033     34,151    SH                 DEFINED               34,151
Georgia Gulf Corp      Common   373200-20-3     30,855  1,020,000    SH                  SOLE              1,020,000
Guess Inc.             Common   401617-10-5        541     58,922    SH                 DEFINED               58,922
Guess Inc.             Common   401617-10-5     13,400  1,458,478    SH                  SOLE              1,458,478
Harrah's Entmt Inc.    Common   413619-10-7        748     33,349    SH                 DEFINED               33,349
Harrah's Entmt Inc.    Common   413619-10-7     22,677  1,010,651    SH                  SOLE              1,010,651
International
 Business Machs        Common   459200-10-1    111,160  1,084,319    SH                 DEFINED            1,084,319
International
 Business Machs        Common   459200-10-1     64,057    569,651    SH                  SOLE                569,651
International
 Business Machs        Options  459200-90-1      3,626        586    SH         Calls   DEFINED                  586
International
 Business Machs        Options  459200-90-1     81,242     13,130    SH         Calls    SOLE                 13,130
MCI Communications
 Corp.                 Common   552673-10-5      2,989    101,977    SH                 DEFINED              101,977
MCI Communications
 Corp.                 Common   552673-10-5     73,970  2,523,493    SH                  SOLE              2,523,493
Office Depot Inc.      Common   676220-10-6        775     38,384    SH                 DEFINED               38,384
Office Depot Inc.      Common   676220-10-6     23,575  1,167,816    SH                  SOLE              1,167,816
PS Group Inc.          Common   693624-10-8     16,252  1,198,270    SH                  SOLE              1,198,270
Wells Fargo & Co       Common   949740-10-4     11,011     40,041    SH                 DEFINED               40,041
Wells Fargo & Co       Common   949740-10-4    272,479    990,829    SH                  SOLE                990,829

                                Grand Total    979,921